Consolidated Statements of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue, net	$ 526,807	$ 193,113	$ 1,744,629
Cost of sales	(687,477)	(149,447)	(1,311,566)
Total revenue	(160,670)	43,666	433,063
Interest income	567,598	18,864	6,197
Other income	2,878	335,807	82,561
Gain/ (loss) on fair value change in derivative financial instruments	782,023	(842,463)	2,312,197
Loss on disposal of financial assets at fair value through other comprehensive income	(225,000)
Total other income	966,829	(444,126)	2,834,018
Expenses
Finance costs	(916,380)	(2,000,952)	(2,100,272)
Employee benefit expenses	(1,462,996)	(1,613,922)	(2,212,643)
Depreciation and amortization expenses	(1,993,007)	(1,326,811)	(2,078,762)
Professional and consulting expenses	(6,232,982)	(2,376,038)	(1,373,907)
Travel and accommodation expenses	(159,783)	(91,385)	(40,895)
Other expenses	(2,157,603)	(642,339)	(5,347,824)
Other gains/ (losses)	1,982,745	1,909,947	(223,373)
Share of losses of associates	(322,893)
Loss on fair value change in warrant	(3,566,433)
Total expenses	(14,829,332)	(6,141,500)	(13,377,676)
Loss before income tax	(13,862,503)	(6,585,626)	(10,543,658)
Income tax expense
Loss for the year	(13,862,503)	(6,585,626)	(10,543,658)
Items that may be re-classified subsequently to profit or loss:
Fair value through other comprehensive income	(380,000)	62,500
Exchange differences on translation of financial statements of overseas subsidiaries	1,473,508	158,547	55,673
Share of other comprehensive income of associates	16,269
Other comprehensive income for the year, net of tax	1,109,777	221,047	55,673
Total comprehensive loss for the year	(12,752,726)	(6,364,579)	(10,487,985)
Loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(12,615,504)	(5,771,510)	(10,034,077)
Non-controlling interests	(1,246,999)	(814,116)	(509,581)
Total loss for the period attributable	(13,862,503)	(6,585,626)	(10,543,658)
Total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(11,569,218)	(5,830,540)	(9,885,412)
Non-controlling interests	(1,183,508)	(534,039)	(602,573)
Total comprehensive loss for the period attributable	$ (12,752,726)	$ (6,364,579)	$ (10,487,985)
Loss per share
Basic (in Dollars per share)	$ (0.77)	$ (0.7)	$ (2.33)